Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Line Items]
Schedule of Stock Option Activity

Stock option activity for the years ended December 31, 2025 and 2024 was as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2024	2,844	$2,980.60
Granted	513	$82.64
Expired	(733)	$(5,502.84)
Outstanding at December 31, 2024	2,624	$1,708.95
Granted	133	$65.20
Expired / cancelled / forfeited	(699)	$(1,749.98)
Outstanding at December 31, 2025	2,058	$1,588.61
Options exercisable at December 31, 2025	2,058	$1,588.61

Schedule of Nonvested Stock Options Granted

A summary of the status of the Company’s nonvested stock options granted as of June 30, 2026 and changes during the six months ended June 30, 2026 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at January 1, 2026	-	$-
Granted	107,500	5.64
Vested	(82,597)	(5.64)
Nonvested at June 30, 2026	24,903	$5.64

A summary of the status of the Company’s nonvested stock options granted as of December 31, 2025 and changes during the years ended December 31, 2025 and 2024 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at January 1, 2024	266	$471.00
Granted	513	$82.64
Vested	(482)	$(206.20)
Nonvested at December 31, 2024	297	$230.80
Granted	133	$65.20
Cancelled	(92)	$(548.00)
Vested	(338)	$(78.40)
Nonvested at December 31, 2025	-	$-

A summary of the status of the Company’s nonvested stock warrants issued as of December 31, 2025 and changes during the years ended December 31, 2025 and 2024 was presented below:

	Number of Warrants	Weighted Average Exercise Price
Nonvested at January 1, 2024	761	$798.00
Issued	8,476	$205.60
Cancelled	(1,164)	$(657.00)
Vested	(4,073)	$(242.00)
Nonvested at December 31, 2024	4,000	$150.00
Vested	(4,000)	$(150.00)
Nonvested at December 31, 2025	-	$-

Schedule of Stock Warrant Activity

Stock warrant activity for the six months ended June 30, 2026 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2026	4,787	$481.17
Repricing adjustment	88,822	$6.60
Granted	653,186	$10.20
Exercised	(86,678)	$(6.60)
Outstanding at June 30, 2026	660,117	$12.77
Exercisable at June 30, 2026	660,117	$12.77

Stock warrant activity for the years ended December 31, 2025 and 2024 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2024	2,152	$1,510.60
Issued	8,476	$205.60
Cancelled (*)	(1,164)	$(657.00)
Exercised	(314)	$(1,015.40)
Outstanding at December 31, 2024	9,150	$427.40
Exercised	(4,363)	$(368.19)
Outstanding and exercisable at December 31, 2025	4,787	$481.17

*	Second Warrant, which was issued on May 23, 2023, July 6, 2023, October 9, 2023, and March 7, 2024, was cancelled in June 2024. Second Warrant, which was issued on June 5, 2024, is still outstanding as of December 31, 2025 and 2024.

Schedule of Number of Pre-Funded Warrants Outstanding

The number of pre-funded warrants outstanding as of June 30, 2026 is as follows:

Description	Number Outstanding	Weighted Average Exercise Price
Pre-funded warrants issued in December 2024	7,500	$0.2
Pre-funded warrants issued in February 2026	167,050	$0.002
Outstanding at June 30, 2026	174,550	$0.0105

The number of pre-funded warrants outstanding as of December 31, 2025 is as follows:

Description	Number Outstanding	Weighted Average Exercise Price
Pre-funded warrants issued in December 2024	7,500	$0.2
Pre-funded warrants issued in July 2025	17,715	$0.002
Outstanding at December 31, 2025	25,215	$0.0609

Schedule of Pre-Funded Warrant Activity

A summary of pre-funded warrant activity during the six months ended June 30, 2026 is as follows:

	Number of Pre-Funded Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2026	25,215	$0.0609
Pre-funded warrants granted	294,118	$0.002
Pre-funded warrants exercised	(144,783)	$(0.002)
Outstanding at June 30, 2026	174,550	$0.0105

A summary of pre-funded warrant activity during the years ended December 31, 2025 and 2024 is as follows:

	Number of Pre-Funded Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2024	-	$-
Pre-funded warrants issued	7,500	$0.2
Outstanding at December 31, 2024	7,500	$0.2
Pre-funded warrants issued	17,715	$0.002
Outstanding at December 31, 2025	25,215	$0.0609

Schedule of Stock Option Activity

Stock option activity for the six months ended June 30, 2026 was as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2026	2,058	$1,588.61
Granted	107,500	5.64
Expired	(66)	(889.69)
Outstanding at June 30, 2026	109,492	$34.86
Options exercisable at June 30, 2026	84,589	$43.46
Options expected to vest	24,903	$5.64

Options [Member]
Equity [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at June 30, 2026:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2026	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2026	Weighted Average Exercise Price
$5.64 – 624.00	108,211	3.00	$6.21	83,308	$6.38
$975.00 – 2,460.00	906	0.73	$1,597.41	906	$1,597.41
$3,090.00 – 4,560.00	375	3.57	$4,528.52	375	$4,528.52
$5.64 – 4,560.00	109,492	2.98	$34.86	84,589	$43.46

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at December 31, 2025:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2025	Weighted Average Exercise Price
$58.53 – 624.00	770	2.82	$129.88	770	$129.88
$975.00 – 2,460.00	906	1.23	$1,597.41	906	$1,597.41
$3,090.00 – 4,560.00	382	4.00	$4,514.43	382	$4,514.43
$58.53 – 4,560.00	2,058	2.34	$1,588.61	2,058	$1,588.61

Warrants [Member]
Equity [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at June 30, 2026:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2026	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2026	Weighted Average Exercise Price
$4.13 – 12.75	659,330	2.95	$10.21	659,330	$10.21
$195.00 – 750.00	330	2.85	$285.14	330	$285.14
$1,350.00	44	1.93	$1,350.00	44	$1,350.00
$3,750.00	413	0.81	$3,750.00	413	$3,750.00
$4.13 – 3,750.00	660,117	2.95	$12.77	660,117	$12.77

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2025:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2025	Weighted Average Exercise Price
$150.00 – 750.00	4,330	3.42	$160.29	4,330	$160.29
$1,350.00	44	2.42	$1,350.00	44	$1,350.00
$3,750.00	413	1.30	$3,750.00	413	$3,750.00
$150.00 – 3,750.00	4,787	3.23	$481.17	4,787	$481.17